Impairment loss on goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Impairment Loss On Goodwill
Schedule of fair value of identifiable assets and liabilities

The fair value of identifiable assets and liabilities of Bethesda Group as at the acquisition date were:

2025
S$

Purchase Consideration	10,308,000

Assets and liabilities recognised as a result of the acquisition:
Plant and equipment	502,180
Right-of-use assets	1,133,786
Deferred tax assets	34,700
Investment in associate	49
Inventories	276,077
Trade and other receivables	669,746
Cash and cash equivalents	168,895
Lease liabilities	(431,744)
Borrowings	(453,250)
Trade and other payables	(2,544,185)
Amount due to director	(193,945)
Net identifiable liabilities acquired	(837,691)
Add: Goodwill	11,145,691
Purchase consideration	10,308,000